FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450
                                  -----------

                         FRANKLIN TEMPLETON GLOBAL TRUST
                    -------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/09
                          --------



Item 1. Schedule of Investments.


Franklin Templeton Global Trust

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2009

CONTENTS

Franklin Templeton Hard Currency Fund ................................   3
Notes to Statement of Investments ....................................   4

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                               PRINCIPAL
      FRANKLIN TEMPLETON HARD CURRENCY FUND                                    AMOUNT(a)             VALUE
      -------------------------------------                                  -------------       ------------
      CORPORATE BONDS (COST $4,392,618) 0.8%
      General Electric Capital Corp., senior bond, 2.25%, 2/09/09 ........       5,000,000 CHF   $  4,306,431
                                                                                                 ------------
      FOREIGN GOVERNMENT AND AGENCY SECURITIES 31.3%
      Government of Austria, 1, 3.00%, 8/21/09 ...........................      10,000,000 CHF      8,705,875
      Government of Norway, 5.50%, 5/15/09 ...............................      52,350,000 NOK      7,615,816
      Inter-American Development Bank, 1.90%, 7/08/09 ....................   1,973,000,000 JPY     22,038,935
      KfW Bankengruppe, 2.05%, 9/21/09 ...................................   4,570,000,000 JPY     51,221,514
      Queensland Treasury Corp., 6.00%, 7/14/09 ..........................      13,500,000 AUD      8,694,090
(b)   Singapore Treasury Bill, 5/04/09 ...................................      50,000,000 SGD     33,086,549
(b)   Sweden Treasury Bill,
         3/18/09 .........................................................      27,500,000 SEK      3,275,931
         4/15/09 .........................................................     260,000,000 SEK     30,987,520
                                                                                                 ------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $169,894,712) .............................................                        165,626,230
                                                                                                 ============

                                                                                 SHARES             VALUE
                                                                             -------------       ------------
      MONEY MARKET FUNDS (COST $378,417,458) 71.4%
(c)   Franklin Institutional Fiduciary Trust
         Money Market Portfolio, 0.39% ...................................     378,417,458        378,417,458
      TOTAL INVESTMENTS (COST $552,704,788) 103.5% .......................                        548,350,119
      NET UNREALIZED DEPRECIATION ON FORWARD EXCHANGE CONTRACTS (3.7)% ...                        (19,492,091)
      OTHER ASSETS, LESS LIABILITIES 0.2% ................................                          1,112,091
                                                                                                 ------------
      NET ASSETS 100.0% ..................................................                       $529,970,119
                                                                                                 ------------

See Abbreviations on page 7.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The security is traded on a discount basis with no stated coupon rate.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 3

Franklin Templeton Global Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such


                     4 | Quarterly Statement of Investments

Franklin Templeton Global Trust

2. SECURITY VALUATION (CONTINUED)

an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................   $553,015,133
                                                   ============

Unrealized appreciation ........................   $  8,364,112
Unrealized depreciation ........................    (13,029,126)
                                                   ------------
Net unrealized appreciation (depreciation) .....   $ (4,665,014)
                                                   ============

4. FORWARD EXCHANGE CONTRACTS

At January 31, 2009, the Fund had the following forward exchange contracts outstanding:

                                             CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
                                             AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
                                            ----------       ----------   ------------   ------------
CONTRACTS TO BUY
    774,539,750   Japanese Yen ..........    7,395,575         2/12/09     $ 1,215,500   $         --
        845,000   Australian Dollar .....      729,235         2/17/09              --       (192,947)
     27,820,000   Swedish Krona .........    4,245,708         2/17/09              --       (923,841)
      3,539,870   Swedish Krona .........      564,798         2/27/09              --       (142,199)
      5,000,000   Swiss Franc ...........    4,796,623         3/04/09              --       (484,802)
      4,800,000   Polish Zloty ..........    2,134,282         3/16/09              --       (762,442)
  6,285,440,000   Japanese Yen ..........   64,000,000         4/02/09       5,952,141             --
     20,243,200   Malaysian Ringgit .....    6,400,000         4/02/09              --       (797,571)
     63,783,040   Swiss Franc ...........   64,000,000         4/02/09              --     (8,970,114)
      5,671,200   Malaysian Ringgit .....    1,823,537         4/30/09              --       (253,937)
    650,000,000   Japanese Yen ..........    6,332,505         5/15/09         910,325             --
     13,700,000   Malaysian Ringgit .....    2,816,033 EUR     5/15/09         193,972             --
      4,537,463   Swiss Franc ...........    3,749,039         5/26/09         170,308             --
    168,570,000   Japanese Yen ..........    1,649,494         5/27/09         229,497             --
      8,132,100   Swiss Franc ...........    6,845,778         5/29/09         179,097             --
      4,568,615   Swiss Franc ...........    4,415,827         6/05/09              --       (468,506)
      2,514,355   Polish Zloty ..........      827,635         6/10/09              --       (111,926)
    436,320,000   Kazakhstani Tenge .....    3,511,630         6/26/09              --       (451,882)
      6,900,000   Polish Zloty ..........    3,166,590         6/30/09              --     (1,203,805)
      2,750,000   Swiss Franc ...........    2,684,446         6/30/09              --       (306,819)
     34,550,000   Malaysian Ringgit .....   10,818,851         7/17/09              --     (1,250,475)
      1,800,000   Polish Zloty ..........      861,038         7/20/09              --       (349,344)
    255,000,000   Japanese Yen ..........    1,571,668 EUR     7/22/09         838,873             --


                     Quarterly Statement of Investments | 5

Franklin Templeton Global Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                             CONTRACT        SETTLEMENT    UNREALIZED     UNREALIZED
                                             AMOUNT(a)          DATE      APPRECIATION   DEPRECIATION
                                            ----------       ----------   ------------   ------------
CONTRACTS TO BUY (CONTINUED)
208,055,500,000   Indonesian Rupiah .....   21,500,000         7/29/09     $        --   $(4,038,355)
    115,616,100   Malaysian Ringgit .....   35,800,000         7/29/09              --    (3,777,815)
    636,335,500   Taiwanese Dollar ......   21,500,000         7/29/09              --    (2,645,602)
 67,360,000,000   Indonesian Rupiah .....    6,926,478         9/04/09              --    (1,322,886)
      4,402,925   Polish Zloty ..........    1,852,966         9/04/09              --      (602,513)
    700,000,000   Japanese Yen ..........    6,659,690         9/17/09       1,169,809            --
    121,407,000   Chinese Yuan ..........   17,697,813         9/23/09              --      (383,775)
     24,287,655   Swedish Krona .........    2,983,741        11/16/09              --       (79,355)
      2,200,000   Australian Dollar .....    1,439,900        11/17/09              --       (58,610)
      2,700,000   Polish Zloty ..........      872,657        11/24/09              --      (106,862)
      6,000,000   Malaysian Ringgit .....    1,635,992        12/14/09          27,210            --
     10,146,672   Swiss Franc ...........    8,893,568         1/22/10              --       (66,601)
      7,000,000   Polish Zloty ..........    2,046,963         1/25/10              --       (63,314)

CONTRACTS TO SELL
    800,000,000   Japanese Yen ..........    8,958,567         4/02/09          55,178            --

Unrealized appreciation (depreciation) on offsetting forward
   exchange contracts .................................................        907,184     (1,524,887)
                                                                           -----------   ------------
Unrealized appreciation (depreciation) on forward exchange
   contracts ..........................................................     11,849,094    (31,341,185)
                                                                           -----------   ------------
   Net unrealized depreciation on forward exchange contracts ..........                  $(19,492,091)
                                                                                         ============

(a)  In U.S. Dollar unless otherwise indicated.

See Abbreviations on page 7.

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on November 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


                     6 | Quarterly Statement of Investments

Franklin Templeton Global Trust

5. FAIR VALUE MEASUREMENTS (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets carried at fair value:

                                         LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
                                      ------------   ------------   -------   ------------
ASSETS:
   Investments in Securities.......   $445,767,458   $102,582,661     $--     $548,350,119
LIABILITIES:
   Other Financial Instruments(a)..             --     19,492,091      --       19,492,091

(a) Other financial instruments includes net unrealized appreciation (depreciation) on forward exchange contracts.

6. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Trust believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

ABBREVIATIONS

CURRENCY

AUD   -   Australian Dollar
CHF   -   Swiss Franc
EUR   -   Euro
JPY   -   Japanese Yen
NOK   -   Norwegian Krone
SEK   -   Swedish Krona
SGD   -   Singapore Dollar

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 7



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009